Average Annual Total Returns - Vanguard International Core Stock Fund	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Since Inception	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) Inception Date
Total	9.13%	14.06%	Oct. 16, 2019	8.72%	13.68%	Oct. 16, 2019	5.78%	10.78%	Oct. 16, 2019	9.24%	14.12%	Oct. 16, 2019	10.65%	15.25%	Oct. 16, 2019